UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	120,000	$12,612,000
Honeywell International, Inc.	135,000	11,202,300
United Technologies Corp.	123,100	12,995,667

		$36,809,967

Biotechnology — 1.8%
Gilead Sciences, Inc.(1)	260,000	$15,977,000

		$15,977,000

Capital Markets — 3.8%
Ameriprise Financial, Inc.	90,000	$8,010,000
Goldman Sachs Group, Inc. (The)	72,400	11,875,772
Morgan Stanley	200,000	5,442,000
State Street Corp.	135,000	9,405,450

		$34,733,222

Chemicals — 1.6%
Air Products and Chemicals, Inc.	50,000	$5,432,000
LyondellBasell Industries N.V., Class A	130,000	8,932,300

		$14,364,300

Commercial Banks — 8.7%
Fifth Third Bancorp	340,000	$6,538,200
KeyCorp	735,000	9,033,150
PNC Financial Services Group, Inc. (The)	193,900	14,746,095
Regions Financial Corp.	1,025,000	10,260,250
U.S. Bancorp	290,000	10,822,800
Wells Fargo & Co.	637,480	27,730,380

		$79,130,875

Computers & Peripherals — 1.0%
Apple, Inc.	20,000	$9,050,000

		$9,050,000

Consumer Finance — 2.8%
American Express Co.	340,000	$25,081,800

		$25,081,800

Diversified Financial Services — 4.5%
Citigroup, Inc.	250,000	$13,035,000
JPMorgan Chase & Co.	490,500	27,335,565

		$40,370,565

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	350,000	$12,344,500

		$12,344,500

Electric Utilities — 2.7%
American Electric Power Co., Inc.	225,000	$10,428,750
NextEra Energy, Inc.	165,000	14,290,650

		$24,719,400

Security	Shares	Value
Electrical Equipment — 1.1%
Eaton Corp. PLC	150,000	$10,342,500

		$10,342,500

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.	65,000	$4,561,050
Schlumberger, Ltd.	97,900	7,962,207

		$12,523,257

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	340,000	$20,906,600

		$20,906,600

Food Products — 3.2%
Kraft Foods Group, Inc.	90,000	$5,092,200
Mondelez International, Inc., Class A	281,150	8,791,560
Nestle SA	145,000	9,813,977
Unilever NV - NY Shares	125,000	5,001,250

		$28,698,987

Health Care Equipment & Supplies — 1.1%
Covidien PLC	155,000	$9,552,650

		$9,552,650

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	250,000	$18,212,500

		$18,212,500

Industrial Conglomerates — 2.6%
General Electric Co.	960,000	$23,395,200

		$23,395,200

Insurance — 6.7%
ACE, Ltd.	110,000	$10,051,800
MetLife, Inc.	240,000	11,620,800
Prudential Financial, Inc.	144,600	11,419,062
Travelers Companies, Inc. (The)	195,000	16,292,250
XL Group PLC	355,000	11,129,250

		$60,513,162

Internet Software & Services — 1.0%
Google, Inc., Class A(1)	10,000	$8,876,000

		$8,876,000

IT Services — 1.7%
International Business Machines Corp.	78,550	$15,320,392

		$15,320,392

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	105,000	$9,566,550

		$9,566,550

Machinery — 0.6%
Caterpillar, Inc.	67,500	$5,596,425

		$5,596,425

Media — 5.1%
Comcast Corp., Class A	300,000	$13,524,000
Time Warner, Inc.	115,000	7,159,900
Walt Disney Co. (The)	389,165	25,159,517

		$45,843,417

Security	Shares	Value
Metals & Mining — 1.0%
BHP Billiton, Ltd. ADR(2)	60,000	$3,763,800
Freeport-McMoRan Copper & Gold, Inc.	190,000	5,373,200

		$9,137,000

Multi-Utilities — 2.4%
National Grid PLC	390,000	$4,661,018
Sempra Energy	200,000	17,526,000

		$22,187,018

Multiline Retail — 2.2%
Macy’s, Inc.	200,000	$9,668,000
Target Corp.	140,000	9,975,000

		$19,643,000

Oil, Gas & Consumable Fuels — 13.9%
Apache Corp.	60,000	$4,815,000
Chevron Corp.	200,000	25,178,000
ConocoPhillips	250,000	16,215,000
EOG Resources, Inc.	50,000	7,274,500
Exxon Mobil Corp.	265,150	24,857,813
Marathon Petroleum Corp.	104,300	7,648,319
Occidental Petroleum Corp.	225,000	20,036,250
Peabody Energy Corp.	150,000	2,484,000
Phillips 66	275,000	16,912,500

		$125,421,382

Pharmaceuticals — 8.0%
Johnson & Johnson	182,700	$17,082,450
Merck & Co., Inc.	475,000	22,880,750
Pfizer, Inc.	855,825	25,015,765
Roche Holding AG PC	30,000	7,382,669

		$72,361,634

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	70,000	$9,473,800
Boston Properties, Inc.	70,000	7,486,500
Simon Property Group, Inc.	55,000	8,803,300

		$25,763,600

Road & Rail — 2.1%
Union Pacific Corp.	122,000	$19,347,980

		$19,347,980

Software — 2.2%
Microsoft Corp.	460,000	$14,641,800
Oracle Corp.	170,000	5,499,500

		$20,141,300

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	87,000	$4,622,310

		$4,622,310

Tobacco — 0.5%
Philip Morris International, Inc.	50,000	$4,459,000

		$4,459,000

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	150,000	$4,492,500

		$4,492,500

Total Common Stocks (identified cost $475,565,115)		$889,505,993

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.01%(3)(4)	$3,733	$3,732,925
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	4,693	4,692,726

Total Short-Term Investments (identified cost $8,425,651)		$8,425,651

Total Investments — 99.3% (identified cost $483,990,766)		$897,931,644

Other Assets, Less Liabilities — 0.7%		$6,039,842

Net Assets — 100.0%		$903,971,486

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2013.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2013, the Portfolio loaned securities having a market value of $3,644,613 and received $3,732,925 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 were $4,630 and $3,552, respectively.

The Portfolio did not have any open financial instruments at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$488,069,021

Gross unrealized appreciation	$409,862,623
Gross unrealized depreciation	—

Net unrealized appreciation	$409,862,623

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$70,108,727	$—		$—	$70,108,727
Consumer Staples	44,250,610	9,813,977		—	54,064,587
Energy	137,944,639	—		—	137,944,639
Financials	265,593,224	—		—	265,593,224
Health Care	118,287,665	7,382,669		—	125,670,334
Industrials	95,492,072	—		—	95,492,072
Information Technology	53,387,692	—		—	53,387,692
Materials	23,501,300	—		—	23,501,300
Telecommunication Services	16,837,000	—		—	16,837,000
Utilities	42,245,400	4,661,018		—	46,906,418
Total Common Stocks	$867,648,329	$21,857,664	*	$—	$889,505,993
Short-Term Investments	$—	$8,425,651		$—	$8,425,651
Total Investments	$867,648,329	$30,283,315		$—	$897,931,644

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013